Debt Including Capital Lease Obligations - 4.25% Convertible Senior Notes (Details) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012
Interest Expense, Debt [Abstract]
Amortization of discount on the debt component					$ 8,100,000		$ 7,175,000
4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%		4.25%		4.25%		4.25%		4.25%
Conversion rate of debt into equity					0.0445524000
Conversion price (in dollars per share)	$ 22.45		$ 22.45		$ 22.45		$ 22.45
Effective interest rate	12.50%				12.50%
Principal amount of debt component	200,000,000	[1]	200,000,000	[1]	200,000,000	[1]	200,000,000	[1]	200,000,000	[1]
Unamortized discount	(38,818,000)		(49,458,000)		(38,818,000)		(49,458,000)		(46,918,000)
Net carrying amount of debt component	161,182,000		150,542,000		161,182,000		150,542,000		153,082,000
Equity component	84,904,000		84,904,000		84,904,000		84,904,000		84,904,000
Issuance costs and income taxes	(3,210,000)		(3,210,000)		(3,210,000)		(3,210,000)		(3,210,000)
Equity component, net of issuance costs and income taxes	81,694,000		81,694,000		81,694,000		81,694,000		81,694,000
Interest Expense, Debt [Abstract]
4.25% coupon interest	2,125,000		2,125,000		6,375,000		6,375,000
Amortization of deferred financing fees	117,000		117,000		352,000		352,000
Amortization of discount on the debt component	2,782,000		2,465,000		8,100,000		7,175,000
Total interest expense related to the Convertible Notes	$ 5,024,000		$ 4,707,000		$ 14,827,000		$ 13,902,000

[1]	As of September 30, 2013, December 31, 2012 and September 30, 2012, the Convertible Notes' "if-converted" value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.